Note 46 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 6,000,000	€ 148,000,000
Loans and advances to customers	1,715,000,000	1,743,000,000
Net debt	6,000,000	0
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from customers	481,000,000	791,000,000
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Contingent Commitments Related Party Transactions	140,000,000	132,000,000
Other Commitments Given Related Party Transactions	1,153,000,000	1,400,000,000
Financial Guarantees Given Related Party Transactions	€ 12,000,000	€ 11,000,000